Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies
Schedule of future minimum payments under the non-cancelable terms of contracts

The Company is a party to several non-cancelable contracts with vendors and licensors for marketing and other strategic partnership related agreements where the Company is obligated to make future minimum payments under the non-cancelable terms of these contracts as follows ($ in thousands):

Year ending December 31, 2021	$14,598
Year ending December 31, 2022	6,065
Year ending December 31, 2023	2,684
Year ending December 31, 2024	1,513
Year ending December 31, 2025	10,537
Thereafter	24,577
Total	$59,974